Equity Method Investments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Gain on disposal of equity method investment	$ 54	$ 0	$ 313
Assets, Net	370
Identifiable Intangible Assets Amortized Period	3 years
Excess Cost of Investment, Amortized	0
Deconsolidation, Gain (Loss), Amount	$ 54